Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 2,536	$ 712
Recognized in income tax expense	(996)	1,122
Recognized in OCI/equity	(673)	702
Net deferred tax liability	$ 867	$ 2,536